Schedule I—Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Information
General and administrative expenses	¥ (4,189,690)	$ (657,454)	¥ (3,748,548)	¥ (4,064,264)
Other operating income	924,579		707,855	645,413
Income(loss) from operations	5,582,422	876,003	5,860,086	4,773,374
Interest expenses	(14,461)	(2,269)	(67,357)	(86,004)
Share of loss of an equity method investee	42,303	6,638	30,015	27,182
Impairment loss on an equity method investee	(35,791)	(5,616)	(43,160)
Net income attributable to Vipshop Holdings Limited's shareholders	4,681,073	734,562	5,906,957	4,016,832
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(29,645)	(4,652)	(2,298)	(25,773)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	4,651,428	729,910	5,904,659	3,991,059
Tax on Foreign currency translation	0		0	0
Parent company
Condensed Financial Information
General and administrative expenses	(17,956)	(2,818)	(12,625)	(31,240)
Other operating income	12,745	2,000	81,989	39,385
Income(loss) from operations	(5,211)	(818)	69,364	8,145
Interest expenses	0	0	0	(9,062)
Share of loss of an equity method investee	0	0	(4,200)	(6,163)
Impairment loss on an equity method investee	0	0	(38,115)	0
Equity income of subsidiaries and VIEs	4,686,284	735,380	5,879,908	4,023,912
Net income attributable to Vipshop Holdings Limited's shareholders	4,681,073	734,562	5,906,957	4,016,832
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(29,645)	(4,652)	(2,298)	(25,773)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	4,651,428	$ 729,910	5,904,659	3,991,059
Tax on Foreign currency translation	¥ 0		¥ 0	¥ 0